Unaudited condensed consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Goodwill	$ 9,511	$ 9,511
Investment in associates	21,273	21,620
Deferred financing costs	10,217	11,592
Other non-current assets	42,442	24,221
Derivative financial instruments		3,572
Tangible fixed assets	4,725,035	4,427,065
Vessels under construction	175,969	203,323
Right-of-use assets	207,753	206,495
Total non-current assets	5,192,200	4,907,399
Current assets
Trade and other receivables	26,702	24,900
Dividends receivable and other amounts due from related parties	3,342	573
Derivative financial instruments		429
Inventories	8,821	8,172
Prepayments and other current assets	37,982	13,475
Short-term investments		4,500
Cash and cash equivalents	172,914	263,747
Total current assets	249,761	315,796
Total assets	5,441,961	5,223,195
Equity
Preference shares	46	46
Share capital	954	810
Contributed surplus	774,378	760,671
Reserves	14,839	16,799
Treasury shares	(1,718)	(2,159)
Accumulated deficit	(160,659)	(87,832)
Equity attributable to owners of the Group	627,840	688,335
Non-controlling interests	943,138	961,518
Total equity	1,570,978	1,649,853
Current liabilities
Trade accounts payable	37,303	27,615
Ship management creditors	784	601
Amounts due to related parties	78	200
Derivative financial instruments	34,616	8,095
Other payables and accruals	114,785	136,242
Borrowings, current portion	465,200	255,422
Lease liability, current portion	9,769	9,363
Total current liabilities	662,535	437,538
Non-current liabilities
Derivative financial instruments	102,855	41,837
Borrowings, non-current portion	2,907,842	2,891,973
Lease liability, non-current portion	190,924	195,567
Other non-current liabilities	6,827	6,427
Total non-current liabilities	3,208,448	3,135,804
Total equity and liabilities	$ 5,441,961	$ 5,223,195